Schedule of Investments(a)
November 30, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–53.55%
Advertising–0.03%
Omnicom Group, Inc.	607	$48,414
Aerospace & Defense–1.30%
General Dynamics Corp.	1,890	477,017
L3Harris Technologies, Inc.	637	144,650
Lockheed Martin Corp.	1,957	949,517
Northrop Grumman Corp.	635	338,639
Raytheon Technologies Corp.	3,986	393,498
TransDigm Group, Inc.	54	33,939
		2,337,260
Agricultural & Farm Machinery–0.18%
Deere & Co.	727	320,607
Agricultural Products–0.18%
Archer-Daniels-Midland Co.	3,348	326,430
Air Freight & Logistics–0.38%
C.H. Robinson Worldwide, Inc.	327	32,772
Expeditors International of Washington, Inc.	573	66,502
FedEx Corp.	959	174,749
United Parcel Service, Inc., Class B	2,165	410,766
		684,789
Alternative Carriers–0.05%
Liberty Global PLC, Class C (United Kingdom)(b)	4,267	88,242
Apparel Retail–0.06%
TJX Cos., Inc. (The)	1,449	115,992
Apparel, Accessories & Luxury Goods–0.05%
lululemon athletica, inc.(b)	192	73,019
VF Corp.	478	15,688
		88,707
Application Software–0.42%
Adobe, Inc.(b)	573	197,645
ANSYS, Inc.(b)	129	32,805
Autodesk, Inc.(b)	312	63,008
Cadence Design Systems, Inc.(b)	439	75,526
Datadog, Inc., Class A(b)	606	45,923
Roper Technologies, Inc.	326	143,078
Synopsys, Inc.(b)	368	124,951
Workday, Inc., Class A(b)	255	42,814
Zoom Video Communications, Inc., Class A(b)	351	26,476
		752,226
Asset Management & Custody Banks–0.21%
Ameriprise Financial, Inc.	302	100,249
Bank of New York Mellon Corp. (The)	2,633	120,854
Blackstone, Inc., Class A	975	89,242
Northern Trust Corp.	281	26,164
Shares		Value
Asset Management & Custody Banks–(continued)
T. Rowe Price Group, Inc.	380	$47,466
		383,975
Auto Parts & Equipment–0.03%
Aptiv PLC(b)	440	46,935
Automobile Manufacturers–0.85%
Ford Motor Co.	19,180	266,602
General Motors Co.	7,862	318,883
Tesla, Inc.(b)	4,790	932,613
		1,518,098
Automotive Retail–0.38%
AutoZone, Inc.(b)	186	479,694
O’Reilly Automotive, Inc.(b)	241	208,354
		688,048
Biotechnology–2.03%
AbbVie, Inc.	5,374	866,181
Amgen, Inc.	2,639	755,810
Biogen, Inc.(b)	641	195,614
BioMarin Pharmaceutical, Inc.(b)	399	40,291
BioNTech SE, ADR (Germany)	1,255	209,610
Gilead Sciences, Inc.	6,661	585,036
Moderna, Inc.(b)	1,827	321,387
Regeneron Pharmaceuticals, Inc.(b)	454	341,272
Vertex Pharmaceuticals, Inc.(b)	1,022	323,361
		3,638,562
Broadcasting–0.06%
Fox Corp., Class A	2,703	87,712
Paramount Global, Class B	1,324	26,586
		114,298
Building Products–0.13%
Carrier Global Corp.	1,388	61,516
Johnson Controls International PLC	2,600	172,744
		234,260
Cable & Satellite–0.60%
Charter Communications, Inc., Class A(b)	559	218,731
Comcast Corp., Class A(c)	22,418	821,396
Liberty Broadband Corp., Class C(b)	225	20,443
Sirius XM Holdings, Inc.	3,712	24,091
		1,084,661
Commodity Chemicals–0.14%
Dow, Inc.	2,499	127,374
LyondellBasell Industries N.V., Class A	1,373	116,719
		244,093
Communications Equipment–0.55%
Arista Networks, Inc.(b)	2,367	329,723
Cisco Systems, Inc.	11,549	574,216
Motorola Solutions, Inc.	290	78,938
		982,877

See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Shares		Value
Computer & Electronics Retail–0.03%
Best Buy Co., Inc.	538	$45,891
Construction Machinery & Heavy Trucks–0.39%
Caterpillar, Inc.	1,780	420,810
Cummins, Inc.	515	129,347
PACCAR, Inc.	1,393	147,533
		697,690
Construction Materials–0.04%
Martin Marietta Materials, Inc.	66	24,188
Vulcan Materials Co.	219	40,149
		64,337
Consumer Electronics–0.02%
Garmin Ltd.	427	39,707
Consumer Finance–0.56%
American Express Co.(c)	2,320	365,609
Capital One Financial Corp.	2,919	301,358
Discover Financial Services	1,337	144,877
Synchrony Financial	5,143	193,274
		1,005,118
Copper–0.16%
Freeport-McMoRan, Inc.	7,168	285,286
Data Processing & Outsourced Services–1.59%
Automatic Data Processing, Inc.	3,475	917,886
Block, Inc., Class A(b)	606	41,069
Fidelity National Information Services, Inc.	1,169	84,846
Fiserv, Inc.(b)	1,393	145,373
FleetCor Technologies, Inc.(b)	246	48,265
Global Payments, Inc.	675	70,052
Mastercard, Inc., Class A	859	306,148
Paychex, Inc.	894	110,883
PayPal Holdings, Inc.(b)	1,473	115,498
Visa, Inc., Class A(c)	4,659	1,011,003
		2,851,023
Distillers & Vintners–0.11%
Constellation Brands, Inc., Class A	767	197,387
Distributors–0.05%
Genuine Parts Co.	494	90,565
Diversified Support Services–0.05%
Cintas Corp.	185	85,429
Drug Retail–0.12%
Walgreens Boots Alliance, Inc.	4,989	207,044
Electric Utilities–1.26%
American Electric Power Co., Inc.	2,546	246,453
Duke Energy Corp.	3,903	390,027
Edison International	618	41,196
Entergy Corp.	465	54,065
Eversource Energy	929	76,977
Exelon Corp.	7,905	327,030
FirstEnergy Corp.	2,322	95,759
NextEra Energy, Inc.	2,721	230,469
PG&E Corp.(b)	3,747	58,828
PPL Corp.	7,956	234,861
Shares		Value
Electric Utilities–(continued)
Southern Co. (The)	5,118	$346,181
Xcel Energy, Inc.	2,235	156,942
		2,258,788
Electrical Components & Equipment–0.17%
AMETEK, Inc.	259	36,887
Eaton Corp. PLC	639	104,444
Emerson Electric Co.	1,322	126,608
Rockwell Automation, Inc.	149	39,369
		307,308
Electronic Components–0.06%
Amphenol Corp., Class A	781	62,816
Corning, Inc.	1,301	44,403
		107,219
Electronic Equipment & Instruments–0.05%
Keysight Technologies, Inc.(b)	290	52,458
Zebra Technologies Corp., Class A(b)	117	31,623
		84,081
Electronic Manufacturing Services–0.05%
TE Connectivity Ltd. (Switzerland)	765	96,482
Environmental & Facilities Services–0.27%
Republic Services, Inc.	665	92,628
Waste Connections, Inc.	775	111,987
Waste Management, Inc.	1,671	280,260
		484,875
Fertilizers & Agricultural Chemicals–0.08%
Corteva, Inc.	2,031	136,402
Financial Exchanges & Data–0.37%
CME Group, Inc., Class A	1,195	210,917
Intercontinental Exchange, Inc.	990	107,227
Moody’s Corp.	230	68,602
MSCI, Inc.	132	67,035
Nasdaq, Inc.	1,120	76,675
S&P Global, Inc.	396	139,709
		670,165
Food Distributors–0.03%
Sysco Corp.	617	53,377
Food Retail–0.11%
Kroger Co. (The)	4,149	204,089
Footwear–0.08%
NIKE, Inc., Class B	1,324	145,230
General Merchandise Stores–0.32%
Dollar General Corp.	969	247,754
Dollar Tree, Inc.(b)	997	149,839
Target Corp.	1,033	172,583
		570,176
Gold–0.05%
Newmont Corp.	1,756	83,357
Health Care Distributors–0.38%
AmerisourceBergen Corp.	748	127,676
Cardinal Health, Inc.	896	71,832
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Shares		Value
Health Care Distributors–(continued)
McKesson Corp.	1,255	$479,009
		678,517
Health Care Equipment–0.98%
Abbott Laboratories	6,379	686,253
Baxter International, Inc.	1,398	79,029
Becton, Dickinson and Co.	881	219,669
Boston Scientific Corp.(b)	2,930	132,641
Edwards Lifesciences Corp.(b)	1,373	106,064
IDEXX Laboratories, Inc.(b)	108	45,994
Medtronic PLC	4,078	322,325
STERIS PLC	238	44,206
Stryker Corp.	380	88,878
Zimmer Biomet Holdings, Inc.	349	41,915
		1,766,974
Health Care Facilities–0.09%
HCA Healthcare, Inc.	704	169,115
Health Care REITs–0.05%
Healthpeak Properties, Inc.	1,119	29,385
Ventas, Inc.	535	24,893
Welltower, Inc.	599	42,547
		96,825
Health Care Services–0.97%
Cigna Corp.	1,944	639,362
CVS Health Corp.	9,679	986,096
Laboratory Corp. of America Holdings	201	48,381
Quest Diagnostics, Inc.	441	66,957
		1,740,796
Health Care Supplies–0.01%
Align Technology, Inc.(b)	94	18,486
Health Care Technology–0.02%
Veeva Systems, Inc., Class A(b)	162	30,838
Home Improvement Retail–0.73%
Home Depot, Inc. (The)	2,960	959,011
Lowe’s Cos., Inc.	1,635	347,519
		1,306,530
Homebuilding–0.06%
D.R. Horton, Inc.	467	40,162
Lennar Corp., Class A	788	69,210
		109,372
Hotels, Resorts & Cruise Lines–0.39%
Airbnb, Inc., Class A(b)	2,059	210,306
Booking Holdings, Inc.(b)	123	255,772
Expedia Group, Inc.(b)	641	68,485
Hilton Worldwide Holdings, Inc.	471	67,174
Marriott International, Inc., Class A	631	104,336
		706,073
Household Products–1.27%
Church & Dwight Co., Inc.	748	61,239
Clorox Co. (The)	309	45,933
Colgate-Palmolive Co.	4,669	361,754
Kimberly-Clark Corp.	939	127,356
Shares		Value
Household Products–(continued)
Procter & Gamble Co. (The)	11,236	$1,675,962
		2,272,244
Hypermarkets & Super Centers–1.11%
Costco Wholesale Corp.	2,039	1,099,531
Walmart, Inc.	5,831	888,761
		1,988,292
Industrial Conglomerates–0.29%
3M Co.	1,985	250,050
Honeywell International, Inc.	1,239	272,023
		522,073
Industrial Gases–0.40%
Air Products and Chemicals, Inc.	242	75,059
Linde PLC (United Kingdom)	1,906	641,331
		716,390
Industrial Machinery–0.25%
Dover Corp.	325	46,134
Fortive Corp.	834	56,336
Illinois Tool Works, Inc.	549	124,881
Otis Worldwide Corp.	1,497	116,901
Parker-Hannifin Corp.	330	98,650
		442,902
Industrial REITs–0.23%
Prologis, Inc.	3,551	418,272
Insurance Brokers–0.61%
Aon PLC, Class A	1,130	348,356
Arthur J. Gallagher & Co.	987	196,522
Marsh & McLennan Cos., Inc.	2,373	410,956
Willis Towers Watson PLC	575	141,542
		1,097,376
Integrated Oil & Gas–1.79%
Chevron Corp.	5,005	917,467
Exxon Mobil Corp.	17,622	1,962,034
Occidental Petroleum Corp.	4,852	337,165
		3,216,666
Integrated Telecommunication Services–1.44%
AT&T, Inc.	62,370	1,202,494
Verizon Communications, Inc.	35,330	1,377,163
		2,579,657
Interactive Home Entertainment–0.13%
Activision Blizzard, Inc.	937	69,291
Electronic Arts, Inc.	1,228	160,598
		229,889
Interactive Media & Services–2.44%
Alphabet, Inc., Class A(b)	31,911	3,222,692
Meta Platforms, Inc., Class A(b)	9,645	1,139,074
Pinterest, Inc., Class A(b)	1,074	27,301
		4,389,067
Internet & Direct Marketing Retail–1.14%
Amazon.com, Inc.(b)	19,544	1,886,778
eBay, Inc.	2,397	108,920
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Shares		Value
Internet & Direct Marketing Retail–(continued)
MercadoLibre, Inc. (Brazil)(b)	45	$41,894
		2,037,592
Internet Services & Infrastructure–0.13%
Akamai Technologies, Inc.(b)	1,573	149,215
VeriSign, Inc.(b)	393	78,525
		227,740
Investment Banking & Brokerage–0.24%
Goldman Sachs Group, Inc. (The)	796	307,376
Morgan Stanley	1,346	125,272
		432,648
IT Consulting & Other Services–1.11%
Accenture PLC, Class A	1,474	443,571
Cognizant Technology Solutions Corp., Class A	4,750	295,497
International Business Machines Corp.	8,374	1,246,889
		1,985,957
Life & Health Insurance–0.44%
Aflac, Inc.	2,287	164,504
MetLife, Inc.	4,173	320,069
Principal Financial Group, Inc.	608	54,525
Prudential Financial, Inc.	2,329	251,602
		790,700
Life Sciences Tools & Services–0.52%
Agilent Technologies, Inc.	304	47,114
Danaher Corp.	729	199,316
IQVIA Holdings, Inc.(b)	212	46,220
Mettler-Toledo International, Inc.(b)	63	92,582
Thermo Fisher Scientific, Inc.	918	514,282
Waters Corp.(b)	105	36,393
		935,907
Managed Health Care–1.26%
Centene Corp.(b)	2,211	192,468
Elevance Health, Inc.	900	479,628
Humana, Inc.	287	157,821
UnitedHealth Group, Inc.	2,618	1,434,036
		2,263,953
Metal & Glass Containers–0.01%
Ball Corp.	450	25,236
Movies & Entertainment–0.07%
Liberty Media Corp.-Liberty Formula One, Class C(b)	1,074	65,450
Warner Bros Discovery, Inc.(b)	6,033	68,776
		134,226
Multi-line Insurance–0.16%
American International Group, Inc.	3,062	193,243
Hartford Financial Services Group, Inc. (The)	1,284	98,059
		291,302
Multi-Sector Holdings–1.25%
Berkshire Hathaway, Inc., Class B(b)	7,040	2,242,944
Shares		Value
Multi-Utilities–0.67%
Ameren Corp.	1,009	$90,124
CMS Energy Corp.	1,517	92,643
Consolidated Edison, Inc.	2,035	199,511
Dominion Energy, Inc.	3,670	224,274
DTE Energy Co.	886	102,785
Public Service Enterprise Group, Inc.	1,716	103,904
Sempra Energy	1,036	172,173
WEC Energy Group, Inc.	2,207	218,802
		1,204,216
Office REITs–0.09%
Alexandria Real Estate Equities, Inc.	890	138,493
Boston Properties, Inc.	389	28,039
		166,532
Oil & Gas Equipment & Services–0.11%
Baker Hughes Co., Class A	2,393	69,445
Halliburton Co.	1,750	66,307
Schlumberger Ltd.	1,189	61,293
		197,045
Oil & Gas Exploration & Production–0.82%
ConocoPhillips	4,423	546,285
Coterra Energy, Inc.	2,672	74,575
Devon Energy Corp.	1,917	131,353
Diamondback Energy, Inc.	1,065	157,641
EOG Resources, Inc.	1,774	251,784
Hess Corp.	832	119,733
Pioneer Natural Resources Co.	822	193,984
		1,475,355
Oil & Gas Refining & Marketing–0.36%
Marathon Petroleum Corp.	2,416	294,293
Phillips 66	1,215	131,754
Valero Energy Corp.	1,693	226,219
		652,266
Oil & Gas Storage & Transportation–0.17%
Cheniere Energy, Inc.	261	45,769
Kinder Morgan, Inc.	9,319	178,179
Williams Cos., Inc. (The)	2,345	81,372
		305,320
Packaged Foods & Meats–0.80%
Campbell Soup Co.	836	44,868
Conagra Brands, Inc.	1,549	58,831
General Mills, Inc.	2,902	247,541
Hershey Co. (The)	671	157,799
Hormel Foods Corp.	1,237	58,139
JM Smucker Co. (The)	671	103,341
Kellogg Co.	1,266	92,355
Kraft Heinz Co. (The)	3,685	145,005
McCormick & Co., Inc.	601	51,193
Mondelez International, Inc., Class A	5,350	361,713
Tyson Foods, Inc., Class A	1,623	107,572
		1,428,357
Paper Packaging–0.06%
Amcor PLC	4,134	51,055
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Shares		Value
Paper Packaging–(continued)
International Paper Co.	1,549	$57,499
		108,554
Pharmaceuticals–2.98%
Bristol-Myers Squibb Co.	9,478	760,894
Eli Lilly and Co.	2,640	979,651
Johnson & Johnson	6,107	1,087,046
Merck & Co., Inc.	13,620	1,499,834
Pfizer, Inc.	17,252	864,843
Royalty Pharma PLC, Class A	1,538	67,626
Zoetis, Inc.	596	91,868
		5,351,762
Property & Casualty Insurance–0.85%
Allstate Corp. (The)	1,238	165,768
Chubb Ltd.	2,178	478,267
Markel Corp.(b)	69	91,414
Progressive Corp. (The)	3,768	497,941
Travelers Cos., Inc. (The)	1,553	294,775
		1,528,165
Railroads–0.63%
CSX Corp.	10,913	356,746
Norfolk Southern Corp.	735	188,528
Union Pacific Corp.	2,726	592,714
		1,137,988
Real Estate Services–0.02%
CBRE Group, Inc., Class A(b)	388	30,885
Regional Banks–0.18%
Fifth Third Bancorp	1,447	52,613
KeyCorp	2,521	47,420
M&T Bank Corp.	347	58,997
Regions Financial Corp.	3,359	77,962
Truist Financial Corp.	1,740	81,450
		318,442
Research & Consulting Services–0.15%
CoStar Group, Inc.(b)	643	52,109
Verisk Analytics, Inc.	1,160	213,103
		265,212
Residential REITs–0.13%
AvalonBay Communities, Inc.	531	92,872
Equity Residential	1,381	89,572
Essex Property Trust, Inc.	262	57,739
		240,183
Restaurants–0.74%
Chipotle Mexican Grill, Inc.(b)	29	47,182
McDonald’s Corp.	3,846	1,049,150
Starbucks Corp.	1,216	124,275
Yum! Brands, Inc.	865	111,291
		1,331,898
Retail REITs–0.13%
Realty Income Corp.	2,421	152,692
Simon Property Group, Inc.	627	74,889
		227,581
Shares		Value
Semiconductor Equipment–0.50%
Applied Materials, Inc.	2,338	$256,245
Enphase Energy, Inc.(b)	136	43,600
KLA Corp.	1,132	445,046
Lam Research Corp.	335	158,247
		903,138
Semiconductors–2.40%
Advanced Micro Devices, Inc.(b)	1,651	128,167
Analog Devices, Inc.	1,369	235,345
Broadcom, Inc.	2,935	1,617,273
GLOBALFOUNDRIES, Inc.(b)	1,329	85,521
Intel Corp.	15,384	462,597
Microchip Technology, Inc.	689	54,562
Micron Technology, Inc.	4,132	238,210
ON Semiconductor Corp.(b)(c)	4,684	352,237
QUALCOMM, Inc.	2,623	331,783
Skyworks Solutions, Inc.	517	49,436
Texas Instruments, Inc.	4,192	756,488
		4,311,619
Soft Drinks–0.83%
Coca-Cola Co. (The)	9,746	619,943
Keurig Dr Pepper, Inc.	2,736	105,801
PepsiCo, Inc.	4,168	773,206
		1,498,950
Specialized REITs–0.94%
American Tower Corp.	1,268	280,545
Crown Castle, Inc.	1,285	181,738
Digital Realty Trust, Inc.	876	98,515
Equinix, Inc.	352	243,109
Extra Space Storage, Inc.	489	78,577
Public Storage	921	274,421
SBA Communications Corp., Class A	735	219,985
VICI Properties, Inc.	4,164	142,409
Weyerhaeuser Co.	5,018	164,139
		1,683,438
Specialty Chemicals–0.15%
Celanese Corp.	169	18,134
DuPont de Nemours, Inc.	1,975	139,257
Ecolab, Inc.	310	46,447
Sherwin-Williams Co. (The)	260	64,787
		268,625
Specialty Stores–0.06%
Ulta Beauty, Inc.(b)	216	100,405
Steel–0.27%
Nucor Corp.	3,255	488,087
Systems Software–2.58%
Fortinet, Inc.(b)	4,755	252,776
Microsoft Corp.	10,603	2,705,249
Oracle Corp.	5,550	460,817
Palo Alto Networks, Inc.(b)	6,156	1,045,904
ServiceNow, Inc.(b)	253	105,324
VMware, Inc., Class A(b)	475	57,708
		4,627,778
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Shares		Value
Technology Hardware, Storage & Peripherals–2.37%
Apple, Inc.	23,250	$3,441,697
Hewlett Packard Enterprise Co.	15,243	255,778
HP, Inc.(c)	15,294	459,432
NetApp, Inc.	491	33,197
Seagate Technology Holdings PLC	640	33,901
Western Digital Corp.(b)	958	35,206
		4,259,211
Tobacco–0.64%
Altria Group, Inc.	9,390	437,386
Philip Morris International, Inc.	7,088	706,461
		1,143,847
Trading Companies & Distributors–0.09%
Fastenal Co.	1,125	57,949
W.W. Grainger, Inc.	173	104,329
		162,278
Trucking–0.08%
Old Dominion Freight Line, Inc.	487	147,371
Water Utilities–0.04%
American Water Works Co., Inc.	519	78,763
Wireless Telecommunication Services–0.09%
T-Mobile US, Inc.(b)	1,099	166,455
Total Common Stocks & Other Equity Interests (Cost $93,241,358)		96,143,785
Principal Amount
Equity Linked Notes–33.52%
Diversified Banks–24.57%
Bank of Montreal (Canada), 22.52%, 01/11/2023(d)	$4,133,000	4,129,980
BNP Paribas (France), 21.62%, 01/20/2023(d)	4,070,000	4,070,000
BNP Paribas Issuance B.V. (France), 23.22%, 12/05/2022(d)	3,909,000	4,089,661
Canadian Imperial Bank of Commerce (Canada), 24.25%, 12/23/2022(d)	3,776,000	3,884,849
Citigroup Global Markets Holdings Inc.,
23.23%, 12/09/2022(d)	3,793,000	3,970,826
21.47%, 12/19/2022(d)	3,874,000	4,023,610
HSBC Holdings PLC (United Kingdom), 22.41%, 01/09/2023(d)	4,009,000	4,010,091
JPMorgan Chase & Co.,
22.30%, 12/15/2022(d)	3,904,000	4,008,768
22.81%, 12/28/2022(d)	3,813,000	3,854,639
Principal Amount		Value
Diversified Banks–(continued)
Toronto-Dominion Bank (The) (Canada),
24.52%, 12/01/2022	$3,799,000	$4,000,131
22.35%, 01/18/2023(d)	4,085,000	4,073,154
		44,115,709
Diversified Capital Markets–4.43%
Credit Suisse AG (Switzerland),
23.50%, 12/07/2022(d)	3,929,000	4,105,523
23.30%, 12/21/2022(d)	3,733,000	3,851,869
		7,957,392
Investment Banking & Brokerage–4.52%
Goldman Sachs International (The), Series 1, 23.18%, 01/13/2023(d)	4,083,000	4,068,500
Nomura Holdings, Inc. (Japan), 23.50%, 12/13/2022(d)	3,900,000	4,036,201
		8,104,701
Total Equity Linked Notes (Cost $58,810,000)		60,177,802
Shares
Money Market Funds–17.06%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(e)(f)	10,780,057	10,780,057
Invesco Liquid Assets Portfolio, Institutional Class, 3.95%(e)(f)	7,523,984	7,526,241
Invesco Treasury Portfolio, Institutional Class, 3.76%(e)(f)	12,320,065	12,320,065
Total Money Market Funds (Cost $30,622,865)		30,626,363
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-104.13% (Cost $182,674,223)		186,947,950
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.62%
Invesco Private Government Fund, 3.83%(e)(f)(g)	813,221	813,221
Invesco Private Prime Fund, 4.15%(e)(f)(g)	2,090,259	2,090,677
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,903,898)		2,903,898
TOTAL INVESTMENTS IN SECURITIES–105.75% (Cost $185,578,121)		189,851,848
OTHER ASSETS LESS LIABILITIES—(5.75)%		(10,316,517)
NET ASSETS–100.00%		$179,535,331
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2022.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $56,177,671, which represented 31.29% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,724,904	$7,309,271	$(9,254,118)	$-	$-	$10,780,057	$90,321
Invesco Liquid Assets Portfolio, Institutional Class	8,914,335	5,220,908	(6,610,085)	290	793	7,526,241	64,486
Invesco Treasury Portfolio, Institutional Class	14,542,747	8,353,453	(10,576,135)	-	-	12,320,065	103,139
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	578,617	4,944,926	(4,710,322)	-	-	813,221	6,579*
Invesco Private Prime Fund	1,487,872	13,484,429	(12,881,946)	-	322	2,090,677	17,529*
Total	$38,248,475	$39,312,987	$(44,032,606)	$290	$1,115	$33,530,261	$282,054

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$96,143,785	$—	$—	$96,143,785
Equity Linked Notes	—	60,177,802	—	60,177,802
Money Market Funds	30,626,363	2,903,898	—	33,530,261
Total Investments	$126,770,148	$63,081,700	$—	$189,851,848
Invesco Income Advantage U.S. Fund